UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08606

Deutsche Asset Allocation Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of May 31, 2016 (Unaudited)

Deutsche Multi-Asset Global Allocation Fund

(formerly Deutsche LifeCompass Fund 2020)

	Shares	Value ($)
Equity - Equity Funds 20.6%
Deutsche Core Equity Fund "Institutional" (a)	139,835	3,300,111
Deutsche European Equity Fund "Institutional" (a)	564,999	5,514,388
Deutsche Global Growth Fund "Institutional" (a)	407,004	11,538,570
Deutsche Global Small Cap Fund "Institutional" (a)	80,765	3,077,946
Total Equity - Equity Funds (Cost $23,125,629)		23,431,015
Equity - Exchange-Traded Funds 53.6%
iShares Core U.S. Aggregate Bond ETF	66,500	7,361,550
iShares Currency Hedged MSCI Eurozone ETF	214,500	5,435,430
iShares Currency Hedged MSCI Japan ETF	65,504	1,678,868
iShares Global High Yield Corporate Bond Fund	22,200	1,050,726
iShares MSCI EAFE ETF	628,500	36,691,830
iShares MSCI Eurozone ETF	76	2,583
iShares MSCI Pacific ex Japan ETF	62,967	2,460,750
SPDR Dow Jones REIT ETF	66,618	6,272,751
Total Equity - Exchange-Traded Funds (Cost $60,804,755)		60,954,488
Fixed Income - Bond Funds 21.1%
Deutsche Core Plus Income Fund "Institutional" (a)	573,025	6,062,600
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	53,255	663,029
Deutsche Enhanced Global Bond Fund "S" (a)	223,145	2,006,070
Deutsche Global High Income Fund "Institutional" (a)	1,043,647	6,752,399
Deutsche Global Inflation Fund "Institutional" (a)	362,360	3,594,616
Deutsche High Income Fund "Institutional" (a)	91,880	415,299
Deutsche U.S. Bond Index Fund "Institutional" (a)	471,495	4,582,932
Total Fixed Income - Bond Funds (Cost $24,036,924)		24,076,945
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 3.1%
U.S. Treasury Bills: 0.36% *, 8/11/2016 0.32% *, 6/2/2016	3,382,000 114,000	3,381,986 113,938
Total Short-Term U.S. Treasury Obligations (Cost $3,495,887)		3,495,924
	Shares	Value ($)
Fixed Income — Money Market Fund 1.9%
Deutsche Central Cash Management Government Fund, 0.39% (a) (b) (Cost $2,144,819)	2,144,819	2,144,819
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $113,608,014) †	100.3	114,103,191
Other Assets and Liabilities, Net	(0.3)	(308,088)
Net Assets	100.0	113,795,103

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $114,407,750. At May 31, 2016, net unrealized depreciation for all securities based on tax cost was $304,559. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,062,819 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,367,378.
*	Annualized yield at time of purchase; not a coupon rate.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2016 is as follows:

Affiliate	Value ($) at August 31, 2015	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2016
Deutsche Capital Growth Fund	1,329,922	—	1,414,793	526,032	—	—	—
Deutsche Core Equity Fund	21,802,868	406,281	19,652,800	5,527,229	68,124	338,157	3,300,111
Deutsche Core Plus Income Fund	7,114,591	4,863,377	5,843,300	(291,478)	152,677	—	6,062,600
Deutsche Diversified Market Neutral Fund	1,818,631	—	1,816,519	(132,191)	—	—	—
Deutsche EAFE Equity Index Fund	5,085,111	—	5,165,150	853,457	—	—	—
Deutsche Emerging Markets Equity Fund	3,394,120	5,912,456	8,044,341	(1,527,504)	16,756	—	—
Deutsche Enhanced Commodity Strategy Fund	5,196,903	125,601	4,306,700	(1,650,744)	10,901	—	663,029
Deutsche Enhanced Emerging Markets Fixed Income Fund	4,804,650	774,073	5,306,202	(931,843)	122,973	—	—
Deutsche Enhanced Global Bond Fund	3,022,019	1,745,147	2,786,500	(382,014)	47,747	—	2,006,070
Deutsche Equity 500 Index Fund	19,644,641	79,776	20,916,958	7,929,548	79,776	—	—
Deutsche European Equity Fund	—	9,921,814	3,729,700	(166,649)	71,414	—	5,514,388
Deutsche Floating Rate Fund	1,981,955	2,329,581	4,206,953	(197,676)	33,381	—	—
Deutsche GNMA Fund	—	5,327,274	5,338,593	11,319	24,572	—	—
Deutsche Global Equity Fund	2,675,726	—	2,776,664	644,812	—	—	—
Deutsche Global Growth Fund	968,471	18,443,879	7,337,800	(263,548)	679	—	11,538,570
Deutsche Global High Income Fund	—	6,622,706	—	—	159,117	56,191	6,752,399
Deutsche Global Inflation Fund	11,052,498	64,134	7,482,300	(390,494)	64,134	—	3,594,616
Deutsche Global Infrastructure Fund	5,909,278	5,656	6,032,448	(734,526)	5,656	—	—
Deutsche Global Small Cap Fund	3,803,348	1,250,560	1,634,000	(289,230)	0	211,060	3,077,946
Deutsche High Income Fund	2,932,379	1,509,023	3,984,863	(203,226)	41,023	—	415,299
Deutsche Latin America Equity Fund	100,573	—	97,576	(70,590)	—	—	—
Deutsche Real Estate Securities Fund	5,669,830	27,908	6,298,012	48,803	27,908	—	—
Deutsche Real Estate Securities Income Fund	173,837	1,726	185,180	(24,171)	1,542	184	—
Deutsche Short Duration Fund	4,912,931	6,916,584	11,652,102	(335,407)	86,884	—	—
Deutsche Small Cap Core Fund	4,674,786	—	4,774,604	1,480,916	—	—	—
Deutsche Small Cap Growth Fund	610,897	—	610,226	(17,609)	—	—	—
Deutsche Small Cap Value Fund	202,812	—	208,543	(46,961)	—	—	—
Deutsche U.S. Bond Index Fund	5,329,843	4,542,206	5,361,003	(266,759)	79,274	18,189	4,582,932
Deutsche World Dividend Fund	1,830,029	8,140	1,887,880	(96,323)	8,140	—	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	406,944	—	420,678	(10,873)	—	—	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	214,610	5,745,821	5,047,279	(902,099)	3,318	124,461	—
Central Cash Management Government Fund	—	146,916,733	144,771,914	—	9,587	—	2,144,819
Total	126,664,203	223,540,456	299,091,581	8,090,201	1,115,583	748,242	49,652,779

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$23,431,015	$—	$—	$23,431,015
Equity - Exchange-Traded Funds	60,954,488	—	—	60,954,488
Fixed Income - Bond Funds	24,076,945	—	—	24,076,945
Short-Term U.S. Treasury Obligation	—	3,495,924	—	3,495,924
Money Market Fund	2,144,819	—	—	2,144,819
Total	$110,607,267	$3,495,924	$—	$114,103,191

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Asset Global Allocation Fund, a series of Deutsche Asset Allocation Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016